Employee Benefit Plans - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
Maximum Percentage of employee earnings the employer contributes as a matching contribution in 401(k) plan	4.00%
Employer matching contributions, amount	$ 3.1	$ 3.3	$ 3.0